Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Leisure Portfolio	Apr. 29, 2023
Select Leisure Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(15.24%)
Past 5 years	7.84%
Past 10 years	12.25%
Select Leisure Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.85%)
Past 5 years	5.19%
Past 10 years	10.06%
Select Leisure Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	5.84%
Past 10 years	9.69%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1518
Average Annual Return:
Past 1 year	(16.86%)
Past 5 years	4.87%
Past 10 years	11.10%